Summary of Business and Significant Accounting Policies - Summary of Impacts on Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Other financial assets – current	$ 533	$ 82	$ 76
Prepaid expenses and other current assets	546	421	426
Property and equipment, net	615	601	473
Other non-current assets	611	533	499
Total assets	17,295	17,181	17,018
Payables, accruals and provisions	1,373	1,747	1,778
Other financial liabilities – current	434	138	95
Provisions and other non-current liabilities	1,264	1,264	1,124
Total liabilities	7,735	7,960	7,808
Retained earnings	$ 4,965	4,750	$ 4,739
Adjustments Due to Adoption of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Other financial assets – current		6
Prepaid expenses and other current assets		(5)
Property and equipment, net		128
Other non-current assets		34
Total assets		163
Payables, accruals and provisions		(31)
Other financial liabilities – current		43
Provisions and other non-current liabilities		140
Total liabilities		152
Retained earnings		$ 11